UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 98.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.6%
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/17	1,750,000		1,771,893
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,005,830
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	7,835,000	[a]	6,466,931
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	1,000,000		1,374,840
					10,619,494
Alaska - .5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	2,000,000		1,979,960
Arizona - 2.0%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	2,000,000	[b]	2,233,240
Mohave County Industrial Development
Authority,
Correctional Facilities Contract
Revenue (Mohave Prison, LLC
Expansion Project)	8.00	5/1/25	1,975,000		2,016,179
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,084,800
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	310,000		309,402
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000		2,575,260
					8,218,881
California - 10.6%
Anaheim Public Financing Authority,
Revenue (City of Anaheim Electric
System Distribution Facilities)	5.25	10/1/34	3,185,000		3,547,963
California,
GO (Various Purpose)	5.75	4/1/31	5,000,000		5,651,600
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,774,700
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,490,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 10.6% (continued)
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[c]	50,752
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	3,000,000		3,764,070
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,382,720
California State Public Works Board,
LR (Various Capital Projects)	5.13	10/1/31	1,000,000		1,192,370
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	1,250,000	[b]	1,459,025
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	2,500,000		2,544,775
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,500,000		1,786,185
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,434,100
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	3.00	7/1/33	800,000		827,816
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		6,000,400
					43,906,736
Colorado - 3.1%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	5,565,000		6,788,410
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	2,500,000		3,021,450
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	1,500,000		1,724,595
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,135,290
					12,669,745
Connecticut - 1.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		3,067,100
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	3,000,000		3,459,540
					6,526,640

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - .8%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	16,000,000	[d]	2,156,160
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000		1,219,270
					3,375,430
Florida - 7.8%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000		3,818,221
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	10,000,000		12,520,900
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,228,980
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,000,000		1,197,330
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000		3,016,900
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	7.00	7/1/36	215,000	[e]	86,000
Palm Bay,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	10/1/20	1,845,000	[d]	1,639,319
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)	0.66	11/15/23	2,000,000	[f]	1,897,500
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[d]	758,300
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,148,240
Tampa,
Health System Revenue (BayCare
Health System Issue)	4.00	11/15/46	1,750,000		1,928,745
					32,240,435
Georgia - 1.6%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,413,130
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		3,197,800
					6,610,930
Hawaii - .3%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawai'i
Pacific Health Obligated Group)	5.63	7/1/30	1,000,000		1,150,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 13.4%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.75	1/1/43	3,750,000		4,488,562
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	2,100,000		2,453,031
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,925,000		2,326,825
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	1,500,000		1,516,230
Chicago Park District,
Limited Tax GO	5.00	1/1/27	2,030,000		2,362,839
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	2,000,000		2,380,820
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000		3,052,125
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/27	5,230,000		6,243,835
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,000,000		1,182,040
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	2,500,000		3,073,475
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	3,000,000		3,618,960
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000		2,703,725
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	1,500,000		1,816,875
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	4,000,000		4,936,840
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,000,000		2,238,320
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	8,000,000	[d]	1,720,800
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	1,750,000		2,063,198
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	3,975,000		4,770,755
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,000,000		2,301,820
					55,251,075
Indiana - 1.8%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/25	1,500,000		1,791,480

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana - 1.8% (continued)
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,521,646
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	3,500,000	4,261,180
				7,574,306
Iowa - 1.9%
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/24	2,635,000	3,237,282
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.00	12/1/19	3,285,000	3,416,991
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	1,000,000	1,082,070
				7,736,343
Kentucky - 3.9%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	3,000,000	3,681,750
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	5,500,000	5,904,360
Pendleton County,
Multi-County LR (Kentucky Association
of Counties Leasing Trust Program)	6.40	3/1/19	6,000,000	6,476,580
				16,062,690
Louisiana - 2.7%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	2,000,000	2,141,580
New Orleans,
Sewerage Service Revenue	5.00	6/1/21	1,000,000	1,175,440
New Orleans,
Water Revenue	5.00	12/1/34	2,000,000	2,364,280
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	2,175,000	2,531,743
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	2,500,000	2,884,000
				11,097,043
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	2,000,000	2,406,900
Massachusetts - 3.3%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,000,000	3,659,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 3.3% (continued)
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000		5,680,250
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,875,000		2,079,394
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		2,072,123
					13,491,077
Michigan - 3.5%
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		3,008,150
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,786,800
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,500,000		2,986,275
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/37	2,000,000		2,344,740
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	3,300,000		3,299,967
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	1,000,000		1,179,650
					14,605,582
Missouri - .6%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	2,000,000		2,465,500
Nebraska - 1.0%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	1,500,000		1,819,980
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/37	2,000,000		2,433,000
					4,252,980
Nevada - .3%
Clark County,
Passenger Facility Charge Revenue (Las
Vegas-McCarran International Airport)	5.00	7/1/30	1,000,000		1,122,730
New Jersey - 2.6%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,619,250

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 2.6% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	1,000,000		1,113,690
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,000,000		1,145,810
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	2,100,000		2,395,491
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,184,660
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	0.74	1/1/30	2,500,000	[f]	2,278,125
					10,737,026
New Mexico - .7%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.06	8/1/19	3,000,000	[f]	2,981,010
New York - 10.4%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,210,084
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000		2,957,075
New York City,
GO	5.00	10/1/36	5,000,000		5,925,150
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000		3,345,660
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	5,000,000		5,877,200
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/31	1,000,000		1,178,030
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[b]	2,876,525
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,349,020
New York State Dormitory Authority,
Toll Highway Senior Revenue	5.00	3/15/35	7,825,000		9,579,365
New York State Energy Research and
Development Authority,
PCR (Rochester Gas and Electric
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	0.86	8/1/32	2,450,000	[f]	2,205,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 10.4% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/31	700,000	768,376
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000	2,872,225
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/23	1,500,000	1,845,735
				42,989,445
Pennsylvania - 4.0%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	3,212,334
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (ACTS
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,500,000	4,190,305
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/42	3,995,000	4,666,240
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,401,760
				16,470,639
Rhode Island - .5%
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	2,000,000	2,229,520
South Carolina - 1.4%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000	5,927,300
Tennessee - .7%
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	2,435,000	2,791,192
Texas - 7.0%
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Permanent School Fund
Guarantee Program)	5.00	8/15/31	3,825,000	4,712,056
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	2,500,000	3,006,150
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/34	3,500,000	4,180,540

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 7.0% (continued)
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	2,370,480
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/35	1,500,000	1,705,995
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	4,000,000	4,842,240
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	515,000	548,923
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	3,500,000	4,149,250
San Antonio,
Water System Revenue	5.00	5/15/36	2,945,000	3,361,128
				28,876,762
Utah - 1.0%
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	3,750,000	4,087,725
Virginia - .5%
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000	1,887,740
Washington - 3.3%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/22	2,000,000	2,447,980
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/24	3,040,000	3,874,966
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	3,660,000	4,561,970
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,650,053
				13,534,969
West Virginia - 1.4%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/36	5,000,000	5,864,950
Wisconsin - 1.4%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	2,000,000	2,384,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 1.4% (continued)
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	4.00	11/15/46	1,000,000	1,098,540
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,499,794
				5,982,914

Total Investments (cost $367,975,670)			98.8%	407,726,639
Cash and Receivables (Net)			1.2%	5,130,194
Net Assets			100.0%	412,856,833

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$10,272,840 or 2.49% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Non-income producing—security in default.
f Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Other Level 3 -
		Level 2 -	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	407,640,639	86,000	407,726,639

†	See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine the fair value:

Municipal Bonds ($)
Balance as of 4/30/2016	64,498
Purchases
Sales
Realized gain (loss)
Change in unrealized appreciation (depreciation)	21,502
Transfers into Level 3
Transfers out of Level 3
Balance as of 7/31/2016	86,000
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to
investments still held at 7/31/2016	21,502

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $39,750,969, consisting of $39,917,197 gross unrealized appreciation and $166,228 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)